DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS
DERIVATIVES
        The Company is exposed to market risk due to changes in foreign currency exchange rates, commodities pricing and interest rates. To manage that risk, the Company enters into certain derivative financial instruments, when available on a cost-effective basis, to hedge its underlying economic exposure. The Company does not enter into derivatives for speculative purposes. These financial instruments are classified as Level 2 of the fair value hierarchy at December 31, 2013 and 2012, and there were no transfers between levels in the fair value hierarchy during the periods then ended.
        The following table summarizes the fair value of the Company's outstanding derivatives, all of which are cash flow hedges:

		December 31,
(In millions)	Balance Sheet Location	2013	2012
Cash flow hedges:
Foreign exchange contracts	Other assets	$4.2	$—
Interest rate forward swaps	Other assets	19.9	—
Foreign exchange contracts	Accrued expenses	(0.5)	(5.1)
Net asset/(liability) of derivatives designated as hedging items		$23.6	$(5.1)

        The Company’s derivative financial instruments present certain market and counterparty risks; however, concentration of counterparty risk is mitigated as the Company deals with a variety of major banks worldwide whose long-term debt is rated A- or higher by Standard & Poor’s Rating Service, Fitch Ratings, or Moody’s Investors Service, Inc. In addition, only conventional derivative financial instruments are used. The Company would not be materially impacted if any of the counterparties to the derivative financial instruments outstanding at December 31, 2013 failed to perform according to the terms of its agreement. Based upon the risk profile of the Company's portfolio, MJN does not require collateral or any other form of securitization to be furnished by the counterparties to its derivative financial instruments.
Cash Flow Hedges
        As of December 31, 2013 and 2012 all of the Company’s cash flow hedges qualify as hedges of forecasted cash flows and the effective portion of changes in fair value are temporarily reported in accumulated other comprehensive income (loss). During the period that the underlying hedged transaction impacts earnings, the effective portion of the changes in the fair value of the cash flow hedges are recognized within earnings. The Company assesses effectiveness at inception and on a quarterly basis. These assessments determine whether derivatives designated as qualifying hedges continue to be highly effective in offsetting changes in the cash flows of hedged items. Any ineffective portion of the change in fair value is included in current period earnings.
        The Company will discontinue cash flow hedge accounting when the forecasted transaction is no longer probable of occurring on the originally forecasted date, or 60 days thereafter, or when the hedge is no longer effective. For the years ended December 31, 2013, 2012, and 2011, the Company did not discontinue any cash flow hedges.
        Foreign Exchange Contracts
        The Company uses foreign exchange contracts to hedge forecasted transactions, primarily foreign currency denominated intercompany purchases anticipated in the next 1.5 years and designates these derivative instruments as foreign currency cash flow hedges when appropriate. When the underlying intercompany purchases impact the Company’s consolidated earnings, the effective portion of the hedge is recognized within cost of products sold. For the years ended December 31, 2013, 2012 and 2011, ineffectiveness related to the Company’s foreign exchange hedges on earnings was insignificant.
        The table below summarizes the Company’s outstanding foreign exchange forward contracts at December 31, 2013. The fair value of foreign exchange forward contracts should be viewed in relation to the fair value of the underlying hedged transactions and the overall reduction in exposure to fluctuations in foreign currency exchange rates.

(Dollars in millions)	Weighted-average Forward Rate	Notional Amount	Fair Value Asset	Maturity
Foreign exchange contracts:
Cash flow hedges:
Mexican peso	13.07	84.0	0.7	2014
Malaysian ringgit	3.18	55.0	2.0	2014
Philippine peso	43.48	62.4	1.0	2014
Total foreign exchange contracts		$201.4	$3.7

        The change in accumulated other comprehensive income (loss) and the impact on earnings from foreign exchange contracts that qualified as cash flow hedges for the years ended December 31, 2013 and 2012, were as follows:

(In millions)	2013	2012
Balance—January 1	$(4.1)	$4.3
Derivatives qualifying as cash flow hedges deferred in other comprehensive income	4.8	(12.7)
Derivatives qualifying as cash flow hedges reclassified to cost of products sold (effective portion)	5.4	0.8
Change in deferred taxes	(2.9)	3.5
Balance—December 31	$3.2	$(4.1)

        At December 31, 2013, the portion of changes in cash flow hedges deferred into other comprehensive income that is expected to be reclassified into earnings within the next 12 months was $3.2 million.

        Interest Rate Forward Swaps
        During the fourth quarter of 2013 the Company entered into interest rate forward starting swaps with a combined notional value of $500.0 million. The forward starting rates of the swaps range from 3.79% to 3.94% and have an effective date of October 31, 2014. The forward starting swaps effectively mitigate the interest rate exposure associated with the Company’s planned refinancing of a portion of long-term debt in 2014, which is an anticipated transaction as a portion of MJN’s existing long-term debt will mature in 2014. These derivative instruments were designated as cash flow hedges at inception and were highly effective in offsetting fluctuations in the benchmark interest rate. As of December 31, 2013, all forward swaps were outstanding and had a fair value of $19.4 million, recognized in accumulated other comprehensive income. When the forward swaps are settled, which would be on or about the time of the issuance of long-term debt, any gain or loss on the settlement will be recorded to accumulated other comprehensive income (loss) and will be amortized over the life of the notes. There was an immaterial amount of ineffectiveness related to the forward swaps which was recognized as a benefit within other expenses-net.

        Commodity Hedge
        During the fourth quarter of 2013, the Company began utilizing commodity hedges to minimize the variability in cash flows due to fluctuations in market prices of the Company’s non-fat dry milk purchases. The maturities of the commodity contracts are scheduled to match the pricing terms of the Company’s existing bulk purchase agreements. When the underlying non-fat dry milk purchases impact the Company’s consolidated earnings, the effective portion of the hedge is recognized within cost of products sold.

        As of December 31, 2013, the Company had commodity contracts outstanding with a notional of 0.2 million pounds of forecasted non-fat dry milk purchases, representing a value of $0.3 million and an insignificant portion of the Company’s total forecasted volume. The effective portion of the hedge, which was recorded at fair value as a component of accumulated other comprehensive income, as well as the ineffective portion recognized within other income and expense were immaterial as of December 31, 2013 and for the period then ended.
Fair Value Hedges
        Interest Rate Swaps
        In November 2009, the Company executed several interest rate swaps to convert $700.0 million of the Company’s newly-issued fixed rate debt to be paid in 2014 and 2019 to variable rate debt. In November 2010, the Company terminated $200.0 million notional amount of fixed-to-floating interest rate swaps for cash of $15.6 million. In July 2011, the Company terminated the remaining $500.0 million notional amount of fixed-to-floating interest rate swaps for cash of $23.5 million. The related basis adjustments of the underlying hedged items are being recognized as a reduction of interest expense over the remaining life of the underlying debt. The Company had no interest rate swaps outstanding at December 31, 2013.
        (Gain) loss on marked to market of fair value hedges during the years ended December 31, 2013, 2012, and 2011 was as follows:

	(Gain) Loss on Marked to Market Swaps			(Gain) Loss on Marked to Market of Hedged Items
(In millions)	2013	2012	2011	2013	2012	2011
Interest expense—net	$—	$—	$(4.2)	$—	$—	$4.2
        The impact on earnings from interest rate swaps that qualified as fair value hedges was as follows:

(In millions)	2013	2012	2011
Recognized in interest expense	$—	$—	$(6.3)
Amortization of basis adjustment for terminated interest rate swaps recognized in interest expense	(9.2)	(9.3)	(5.5)
Total	$(9.2)	$(9.3)	$(11.8)
        See Note 15 for discussion on the Company’s debt.

Other Financial Instruments

        The Company does not hedge the interest rate risk associated with money market funds, which totaled $447.8 million and $520.7 million as of December 31, 2013 and 2012, respectively. Money market funds are classified as Level 2 in the fair value hierarchy and are included in cash and cash equivalents on the balance sheet.  The money market funds have quoted market prices that are generally equivalent to par.